ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 312	$ 270
Accounts payable	208	127
Interest payable on borrowings	116	106
LP unitholders' distributions, preferred limited partnership unit distributions and preferred dividends payable	54	46
Current portion of lease liabilities	30	33
Other	59	43
Total accounts payable and accrued liabilities	$ 779	$ 625